Shareholder Report, Holdings (Details)	Jun. 30, 2026 [1]
Virtus Westchester Credit Event Fund - Class A
Holdings [Line Items]
Percent of Total Investments	100.00%
Virtus Westchester Credit Event Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Virtus Westchester Credit Event Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	94.00%
Virtus Westchester Credit Event Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Virtus Westchester Credit Event Fund - Class I
Holdings [Line Items]
Percent of Total Investments	100.00%
Virtus Westchester Credit Event Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Virtus Westchester Credit Event Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	94.00%
Virtus Westchester Credit Event Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Virtus Westchester Event-Driven Fund - Class A
Holdings [Line Items]
Percent of Total Investments	100.00%
Virtus Westchester Event-Driven Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%
Virtus Westchester Event-Driven Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
Virtus Westchester Event-Driven Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
Virtus Westchester Event-Driven Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
Virtus Westchester Event-Driven Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Virtus Westchester Event-Driven Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Virtus Westchester Event-Driven Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Virtus Westchester Event-Driven Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Virtus Westchester Event-Driven Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Virtus Westchester Event-Driven Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Virtus Westchester Event-Driven Fund - Class I
Holdings [Line Items]
Percent of Total Investments	100.00%
Virtus Westchester Event-Driven Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%
Virtus Westchester Event-Driven Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
Virtus Westchester Event-Driven Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
Virtus Westchester Event-Driven Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
Virtus Westchester Event-Driven Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Virtus Westchester Event-Driven Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Virtus Westchester Event-Driven Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Virtus Westchester Event-Driven Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Virtus Westchester Event-Driven Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Virtus Westchester Event-Driven Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%

[1]	Percentage of total investments as of June 30, 2026.